UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2010

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             11/15/2010
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     30
Form 13F Information Table Value Total:               $151,295
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/2010


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Annaly Capital Mgmt   COM	     035710409	  1512	   85900   SH		Sole				  85900
Apple Inc	      COM	     037833100	  5227	   18420   SH		Sole				  18420
BE Aerospace Inc      COM	     073302101	  2582	   85200   SH		Sole				  85200
Bristol-Myers Squibb  COM	     110122108	  4232	  156100   SH		Sole				 156100
CBS Corp	      CL B	     124857202	  2068	  130400   SH		Sole				 130400
Diamonds Trust	      UT SER 1	     78467x109	   896	    8300   SH		Sole				   8300
Etfs Palladium Tr     SH BEN INT     26923a106	  2055	   36450   SH		Sole				  36450
H J Heinz Company     COM	     423074103	  4206	   88800   SH		Sole				  88800
Hawaiian Elec
 Indus Inc	      COM	     419870100	   376	   16700   SH		Sole				  16700
IBM Corp	      COM	     459200101	  7641	   56966   SH		Sole				  56966
KKR & Co LP	      COM UNITS	     48248m102	   577	   54400   SH		Sole				  54400
Market Vectors
 Gold Miners	      GOLD	     57060u100	  9070	  162166   SH		Sole				 162166
Prologis	      SH BEN INT     743410102	  1697	  144100   SH		Sole				 144100
S&P MidCap 400 SPDR   UNIT SERIES 1  78467y107	 13551	   93075   SH		Sole				  93075
Spdr Gold Trust	      GOLD SHS	     78463v107	  9069	   70900   SH		Sole				  70900
Tesla Motors, Inc     COM	     88160r101	   679	   33300   SH		Sole				  33300
United States
 Oil Fund LP	      UNITS	     91232n108	  1446	   41500   SH		Sole				  41500
Vale SA ADR	      ADR	     91912e105	  3252	  104000   SH		Sole				 104000
Waste
 Connections Inc      COM	     941053100	  4027	  101550   SH		Sole				 101550
WisdomTree India
 Earnings Fund	      INDIA ERNGS FD 97717w422	  6237	  236500   SH		Sole				 236500
Yum! Brands Inc.      COM	     988498101	  4330	   94000   SH		Sole				  94000
iShares Brclys
 1-3 Yr Credit B      BARCLYS 1-3YR  464288646	  2324	   22125   SH		Sole				  22125
iShares Brclys
 20 Yr Tsy Bond       BARCLYS 20+ YR 464287432	  1081	   10250   SH		Sole				  10250
iShares Brclys
 Aggregate Bd Fd      BARCLYS US AGG 464287226	 10550	   97100   SH		Sole				  97100
iShares Brclys
 TIPS Bond Fd	     BARCLYS TIPS BD 464287176	  8842	   81075   SH		Sole				  81075
iShares High Yield
 Corp Bond F	      HIGH YLD CORP  464288513	  4753	   52995   SH		Sole				  52995
iShares MSCI
 Emrg Mkts	      MSCI EMERG MKT 464287234	 11766	  262800   SH		Sole				 262800
iShares MSCI Mexico  MSCI MEX INVEST 464286822	  7225	  136350   SH		Sole				 136350
iShares Russell 2000  RUSSELL 2000   464287655	 14087	  208700   SH		Sole				 208700
iShares Tr
 Trnsprtn Idx	      TRANSP AVE IDX 464287192	  5936	   72700   SH		Sole				  72700

REPORT SUMMARY 	     30	DATA RECORDS	        151295		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

